MERRILL LYNCH LATIN AMERICA FUND, INC.

                     Supplement dated June 5, 2002 to the
           Statement of Additional Information dated March 27, 2002

     With effect from June 7, 2002, the section captioned "Directors and Officers" beginning on page 17 is amended as follows:

The biographical information of Orlando Muyshondt appearing on page 20 is deleted and is replaced by the following biographical information of David
Soden:


                                                                                                    Number of
                                                                                                  MLIM/FAM-Advised
                            Position(s)   Term of Office and                                          Funds and
                             Held with      Length of Time          Principal Occupation(s)           Portfolios           Public
Name, Address and Age         the Fund          Served               During Past Five Years            Overseen        Directorships
---------------------       ----------    ------------------        -----------------------        ----------------    -------------
David Soden (39)            Portfolio     Portfolio Manager    Portfolio Manager of MLAM UK          4 registered        None
33 King William Street      Manager       since 2002           since October 2001; Team Leader       investment
London EC4R 9AS,                                               and Investment Officer of Global      companies
England                                                        Emerging Markets Team since 1996      consisting of
                                                               and Managing Director of Merrill      4 portfolios
                                                               Lynch Investment Managers
                                                               Limited since 1989.




Code # 13991-0302STK